Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Other Investments and Non-current Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Non-current accounts receivable	$ 189	$ 191
Non-current portion of assets of derivative financial instruments (note 18.4)	10	60
Investments in strategic equity securities and other investments	13	5
Other investments and non-current accounts receivable	$ 212	$ 256